Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (10-K) (Parenthetical) - USD ($)		12 Months Ended
	Jul. 20, 2018	Mar. 31, 2019	Mar. 31, 2017
Fair value of consideration outstanding shares transferred		150,465,339
Business acquisition, price per shares			$ 0.0044
Consideration value		$ 662,047
Assignment and Assumption Agreement [Member] | Alpha Pro Asset Management Group [Member]
Number of common stock issued for the reversed acquisition		24,914,348
Acquisition of business liabilities assumed		$ 482,588
Purchase Agreement [Member]
Number of shares purchased	50,000,000
Fair value of weighted equity price per shares	$ 0.016